Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Additional information (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Future interest on bonds	€ 10,721
Future interest on derivative instruments	(1,053)
Future interest on bank loans	435
Notional and accrued interest	€ 574